Equity (Details) - Schedule of warrants activity - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019
Equity (Details) - Schedule of warrants activity [Line Items]
Beginning balance of warrants outstanding, Number of shares	239,675	35,973
Beginning balance of warrants outstanding, Weighted average life	3 years 8 months 1 day	5 years
Beginning balance of warrants outstanding, Expiration dates		December 18, 2022
Exercise of direct offering warrants, Number of shares	$ (179,942)
Grants of registered direct offering warrants, Number of shares	6,950,000	180,942
Grants of registered direct offering warrants, Weighted average life	5 years 6 months	5 years
Grants of registered direct offering warrants, Expiration dates	October 29, 2026	May 23, 2024
Grants of private placement warrants, Number of shares	11,392,464	22,760
Grants of private placement warrants, Weighted average life	5 years 6 months	5 years
Grants of private placement warrants, Expiration dates	October 19, 2026	May 23, 2024
Ending balance of warrants outstanding, Number of shares	18,402,197	239,675
Ending balance of warrants outstanding, Weighted average life	5 years 3 months 21 days	4 years 8 months 4 days